RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION

18. RELATED PARTY TRANSACTION

(1)
Related parties

Name of related parties	Relationship with the Group
Beijing Youlian Global Education Technology Co., Ltd ("Beijing Youlian")(1)	Equity method investment investee

(1)
Beijing Youlian was dissolved in June 2020.

(2)
The significant transactions between the Group and its related parties were as follows:

Other than as disclosed elsewhere in these consolidated financial statements, the Group had the following significant related party transactions:

	Revenue Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Beijing Youlian(1)	566	—	—
Total	566	—	—

	Expense Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Beijing Youlian(2)	3,569	1,457	—
Total	3,569	1,457	—

(1)
The Group recognized revenue from providing technical service.
(2)
The Group recognized expense from receiving advertising service provided by Beijing Youlian.